UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2016. The net asset value (NAV) at that date was $9.80 per common share. The Fund's common stock is traded on the New York Stock Exchange (NYSE) and its share price can differ from its NAV; at period end, the Fund's closing price on the NYSE was $8.72.

The total returns, including income, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2016
Cohen & Steers Global Income Builder at NAV[a]	0.00%[b]
Cohen & Steers Global Income Builder at Market Value[a]	–2.93%
MSCI World Index—net[c]	0.66%
Blended Benchmark—55% CBOE S&P 500 BuyWrite Index/ 15% S&P 500 Index/15% BofA Merrill Lynch Fixed-Rate Preferred Securities Index/15% MSCI EAFE Index[c]	2.11%
S&P 500 Index[c]	3.84%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effects of leverage, resulting from borrowings under a credit agreement. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund's returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund's dividend reinvestment plan. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on a  As a closed-end investment company, the price of the Fund's NYSE-traded shares will be set by market forces and can deviate from the NAV per share of the Fund.

b  Amount is less than 0.005%.

c  The MSCI World Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes. The CBOE S&P 500 BuyWrite Index tracks the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BofA Merrill Lynch Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The MSCI EAFE Index is an equity index which captures large- and mid-capitalization companies in developed market countries excluding the U.S. and Canada. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

The Fund makes regular quarterly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund's investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

The Fund's assets are allocated among five proprietary strategies: global large-cap value stocks, global real estate securities, global infrastructure stocks, global preferred securities and closed-end funds. As of June 30, 2016, 71% of the Fund's assets were invested in the global large cap value strategy.

Market Review

Financial markets had generally positive returns for the six-month period ended June 30, 2016. Conditions were initially difficult, amid declining crude oil prices and lackluster economic growth from the world's major economies. Stocks then rebounded, aided by firmer oil prices, somewhat better economic data and continued monetary stimulus efforts by global central banks, including stepped-up measures from the European Central Bank. Other commodities accompanied oil in moving up from multi-year lows.

Markets encountered turmoil late in the period when the U.K. electorate voted to withdraw from the European Union, contrary to expectations. The so-called Brexit news spurred a sharp selloff in global equity markets and a rally in assets perceived to be safe, including gold and sovereign bonds, as investors weighed the global economic ramifications. Global equity markets bounced back in the week following Brexit as the initial shock wore off, but sovereign yields remained near historically low levels and in some cases were in negative territory. The yield on the U.S. 10-year Treasury note fell from 2.3% at the start of the year to 1.5% at period end.

Fund Performance

The Fund had a flat total return in the period based on NAV and underperformed its blended benchmark. At 71% of the Fund's assets, the large-cap value allocation, which had a negative overall return, was the main driver of, and detractor from, performance. Within the strategy, our financial services, materials and consumer discretionary holdings were among the poorer performers. Our energy and telecommunications stocks performed relatively well compared with other sectors.

Our overweights in global infrastructure and global real estate stocks helped relative performance, as both groups outpaced the blended benchmark. Within infrastructure, the more defensive subsectors

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

generally had the best performance as declining bond yields made the stocks' relatively high dividend yields more attractive, and as investors sought to hold assets with stable cash flows amid increased equity market volatility.

Global real estate's performance benefited from a sizable gain in U.S. real estate investment trusts (REITs). Adding to the appeal of their above-average income was REITs' strong domestic orientation, as the U.S. appears to be the healthiest major economy at a time of increased global economic and political uncertainty.

Impact of Derivatives on Fund Performance

The Fund sold covered call options on an index with the intention of earning option premiums to generate income to pay dividends and to reduce the volatility of the Fund's investments. In the six-month period ended June 30, 2016, the use of these instruments significantly detracted from the Fund's performance.

Impact of Leverage on Fund Performance

The Fund employs leverage as part of a yield-enhancement strategy. Leverage, which can increase total return in rising markets (just as it can have the opposite effect in declining markets), did not have a material effect on the Fund's performance for the six-month period ended June 30, 2016.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund's investments in foreign securities contributed significantly to absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund's investments denominated in foreign currencies are subject to foreign currency risk. With a notable exception of the U.K. pound, most currencies appreciated against the U.S. dollar. The Japanese yen was especially strong, rising nearly 20% in value compared to the U.S. dollar. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a net tailwind for absolute returns.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Sincerely,

RICHARD E. HELM	WILLIAM F. SCAPELL
Portfolio Manager	Portfolio Manager

YIGAL D. JHIRAD	DOUGLAS R. BOND
Portfolio Manager	Portfolio Manager

BEN MORTON	JON CHEIGH
Portfolio Manager	Portfolio Manager

ELAINE ZAHARIS-NIKAS	JASON A. YABLON
Portfolio Manager	Portfolio Manager

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Our Leverage Strategy
(Unaudited)

Our leverage strategy utilizes borrowings up to the maximum permitted by the Investment Company Act of 1940 to provide additional capital for the Fund, with an objective of increasing the net income available for shareholders. As of June 30, 2016, leverage represented 24% of the Fund's managed assets.

Leverage Factsa,b

Leverage (as a % of managed assets)	24%
Current Rate on Debt	1.2%

The Fund intends to enhance its dividend yield through leverage. The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The net asset value of the Fund's shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments at times of adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

a  Data as of June 30, 2016. Information is subject to change.

b  See Note 7 in Notes to Financial Statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

June 30, 2016
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Managed Assets
Alphabet, Class A	$5,585,325	1.9
Apple	5,095,480	1.7
Broadcom Ltd. (USD)	4,669,148	1.6
Nestle SA	4,366,445	1.5
Novartis AG	3,491,378	1.2
Johnson & Johnson	3,457,050	1.2
Altria Group	3,332,837	1.1
General Dynamics Corp.	3,272,140	1.1
CVS Caremark Corp.	3,172,632	1.1
The Walt Disney Co.	3,158,901	1.1

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Country Breakdown

(Based on Managed Assets)
(Unaudited)

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

		Number of Shares	Value
COMMON STOCK	114.1%
AUSTRALIA	1.1%
ELECTRIC—REGULATED ELECTRIC	0.1%
Spark Infrastructure Group[a]		162,514	$297,773
REAL ESTATE	0.7%
DIVERSIFIED	0.2%
Dexus Property Group[a]		76,952	522,170
RETAIL	0.5%
Scentre Group[a]		113,677	421,055
Vicinity Centres[a]		241,923	603,561
			1,024,616
TOTAL REAL ESTATE			1,546,786
TOLL ROADS	0.3%
Transurban Group[a]		83,926	755,902
TOTAL AUSTRALIA			2,600,461
AUSTRIA	0.1%
REAL ESTATE—DIVERSIFIED
BUWOG AGa,b		9,090	210,425
CANADA	4.2%
CONSUMER—CYCLICAL—AUTOMOBILES	0.6%
Magna International[c]		40,093	1,407,344
ENERGY—OIL & GAS	0.9%
Suncor Energy[c]		76,800	2,130,510
FINANCIAL—BANKS	0.5%
Royal Bank of Canada		17,500	1,034,057
MATERIALS—METALS & MINING	0.5%
Goldcorp		56,900	1,088,717
PIPELINES—C-CORP	1.4%
Enbridge		27,636	1,170,725
Keyera Corp.		11,500	351,778
Pembina Pipeline Corp.		14,168	430,540
TransCanada Corp.		25,443	1,151,281
			3,104,324

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
REAL ESTATE	0.3%
OFFICE	0.1%
Allied Properties REIT		11,464	$343,223
RETAIL	0.2%
Smart Real Estate Investment Trust		12,126	358,538
TOTAL REAL ESTATE			701,761
TOTAL CANADA			9,466,713
CHINA	0.1%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)[a]		240,000	335,156
FRANCE	4.7%
CONSUMER STAPLES	1.2%
Danone SAa,c		38,641	2,704,199
DIVERSIFIED	0.4%
LVMH Moet Hennessy Louis Vuitton SAa		6,500	979,775
ENERGY—OIL & GAS	0.5%
Total SAa		22,980	1,102,029
FINANCIAL—BANKS	0.7%
BNP Paribas[a,c]		36,900	1,618,268
HEALTH CARE—PHARMACEUTICALS	0.7%
Sanofi[a,c]		18,900	1,570,263
INDUSTRIALS—AEROSPACE & DEFENSE	0.7%
Airbus Group NVa		27,000	1,547,638
REAL ESTATE	0.5%
DIVERSIFIED	0.1%
Fonciere des Regions[a]		2,745	242,620
RETAIL	0.4%
Klepierre[a]		21,415	944,941
TOTAL REAL ESTATE			1,187,561
TOTAL FRANCE			10,709,733

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
GERMANY	5.0%
FINANCIAL	1.5%
BANKS	0.3%
Deutsche Bank AGa,b		59,800	$826,622
INSURANCE	1.2%
Allianz SEa,c		18,800	2,681,959
TOTAL FINANCIAL			3,508,581
HEALTH CARE—PHARMACEUTICALS	0.6%
Bayer AGa,c		13,000	1,305,652
INDUSTRIALS—ELECTRICAL EQUIPMENT	1.4%
Siemens AGa,c		30,727	3,153,240
MATERIALS—CHEMICALS	0.2%
BASF SEa		8,000	613,430
REAL ESTATE	0.4%
DIVERSIFIED	0.0%
ADO Properties SA, 144Aa,d		2,900	111,786
OFFICE	0.1%
Alstria Office REIT AGa,b		12,938	174,663
RESIDENTIAL	0.3%
Deutsche Wohnen AGa		17,387	591,993
TOTAL REAL ESTATE			878,442
TECHNOLOGY—SOFTWARE	0.9%
SAP AGa,c		26,300	1,975,265
TOTAL GERMANY			11,434,610
HONG KONG	2.7%
ELECTRIC—REGULATED ELECTRIC	0.2%
Power Assets Holdings Ltd.[a]		45,000	413,753
ENERGY—OIL & GAS	0.5%
CNOOC Ltd.[a]		854,000	1,067,087
INVESTMENT COMPANY—DIVERSIFIED FINANCIALS	0.4%
CK Hutchison Holdings Ltd. (Cayman Islands)[a]		83,005	913,093

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
REAL ESTATE	1.1%
DIVERSIFIED	0.8%
Cheung Kong Property Holdings Ltd.[a]		98,500	$621,896
Sun Hung Kai Properties Ltd.[a]		55,404	668,305
Wharf Holdings Ltd.\The[a]		98,000	597,411
			1,887,612
OFFICE	0.1%
Hongkong Land Holdings Ltd. (USD)[a]		26,573	162,634
RETAIL	0.2%
Link REIT[a]		78,500	536,799
TOTAL REAL ESTATE			2,587,045
TELECOMMUNICATION SERVICES	0.5%
China Mobile Ltd.[a]		96,500	1,116,239
TOTAL HONG KONG			6,097,217
IRELAND	1.9%
HEALTH CARE—HEALTH CARE EQUIPMENT & SERVICES	1.3%
Medtronic PLC (USD)[c]		35,737	3,100,899
INDUSTRIALS—BUILDING PRODUCTS	0.6%
Allegion PLC (USD)[c]		19,141	1,328,960
TOTAL IRELAND			4,429,859
ITALY	1.0%
COMMUNICATIONS—TOWERS	0.2%
Ei Towers S.p.A.[a]		9,624	488,356
GAS DISTRIBUTION	0.4%
Snam S.p.A.[a]		146,791	877,580
REAL ESTATE—DIVERSIFIED	0.1%
Beni Stabili S.p.A. (USD)[a]		140,962	87,256
RETAIL	0.3%
Luxottica Group SpA[a]		15,700	765,181
TOTAL ITALY			2,218,373
JAPAN	10.3%
AUTOMOTIVE	0.6%
Toyota Motor Corp.[a,c]		29,200	1,439,516

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
CONSUMER DISCRETIONARY—MEDIA	0.7%
CyberAgent[a,c]		24,100	$1,458,802
FINANCIAL	1.7%
DIVERSIFIED FINANCIAL SERVICES	1.2%
Mitsubishi UFJ Financial Group[a,c]		176,200	789,879
ORIX Corp.[a,c]		146,500	1,895,778
			2,685,657
INSURANCE	0.5%
NKSJ Holdings[a,c]		46,250	1,230,813
TOTAL FINANCIAL			3,916,470
HEALTH CARE—PHARMACEUTICALS	0.5%
Astellas Pharma[a,c]		74,100	1,162,061
INDUSTRIALS	2.4%
COMMERCIAL SERVICES & SUPPLIES	0.9%
Secom Co., Ltd.[a,c]		27,900	2,062,725
ELECTRICAL EQUIPMENT	1.5%
Fanuc Ltd.[a,c]		6,500	1,057,376
Murata Manufacturing Co., Ltd.[a]		10,400	1,165,992
Nidec Corp.[a,c]		13,900	1,058,110
			3,281,478
TOTAL INDUSTRIALS			5,344,203
RAILWAYS	0.1%
West Japan Railway Co.[a]		5,000	316,866
REAL ESTATE	2.0%
DIVERSIFIED	1.8%
Activia Properties[a]		39	206,131
Invincible Investment Corp.[a]		255	161,187
Mitsubishi Estate Co., Ltd.[a,c]		35,000	641,998
Mitsui Fudosan Co., Ltd.[a,c]		31,000	711,474
Nomura Real Estate Master Fund[a]		258	407,850
Orix JREIT[a]		124	213,551
Sekisui House Ltd.[a,c]		60,600	1,061,232
Tokyo Tatemono Co., Ltd.[a]		30,900	370,562
United Urban Investment Corp.[a]		148	266,601
			4,040,586

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
OFFICE	0.2%
Hulic REIT[a]		189	$344,592
Japan Prime Realty Investment Corp.[a]		36	154,482
			499,074
TOTAL REAL ESTATE			4,539,660
TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS	1.1%
Kyocera Corp.[a,c]		26,900	1,279,977
Sony Corp.[a,c]		40,500	1,193,210
			2,473,187
TELECOMMUNICATION SERVICES	1.2%
KDDI Corp.[a,c]		88,300	2,685,179
TOTAL JAPAN			23,335,944
JERSEY	0.9%
CONSUMER DISCRETIONARY—MEDIA
WPP PLC (GBP)[a,c]		96,500	2,011,193
MEXICO	0.4%
TELECOMMUNICATION SERVICES	0.2%
America Movil SAB de CV		573,400	352,523
TOLL ROADS	0.2%
OHL Mexico SAB de CVb		212,919	260,871
Promotora y Operadora de Infraestructura SAB de CV		18,340	225,727
			486,598
TOTAL MEXICO			839,121
NETHERLANDS	0.6%
MATERIALS—CHEMICALS	0.4%
LyondellBasell Industries NV, Class A (USD)[e]		12,700	945,134
REAL ESTATE	0.2%
DIVERSIFIED	0.1%
Nieuwe Steen Investments NVa		26,369	105,199

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
RETAIL	0.1%
Wereldhave NVa		5,277	$238,396
TOTAL REAL ESTATE			343,595
TOTAL NETHERLANDS			1,288,729
NEW ZEALAND	0.2%
AIRPORTS
Auckland International Airport Ltd.[a]		92,410	429,881
SINGAPORE	2.2%
REAL ESTATE—RETAIL	0.1%
CapitaLand Mall Trust[a]		172,400	274,120
TECHNOLOGY—SEMICONDUCTORS	2.1%
Broadcom Ltd. (USD)[c]		30,046	4,669,148
TOTAL SINGAPORE			4,943,268
SOUTH KOREA	0.5%
TECHNOLOGY—SEMICONDUCTORS
SK Hynix[a]		39,800	1,132,588
SPAIN	0.7%
GAS DISTRIBUTION	0.3%
Enagas SAa		20,401	623,256
REAL ESTATE—DIVERSIFIED	0.1%
Hispania Activos Inmobiliarios SAa,b		14,795	173,082
Merlin Properties Socimi SAa		12,665	133,653
			306,735
TOLL ROADS	0.3%
Ferrovial SAa		34,399	673,462
TOTAL SPAIN			1,603,453
SWEDEN	1.7%
COMMUNICATIONS—TELECOMMUNICATIONS	0.6%
TeliaSonera ABa,c		314,800	1,490,728
INDUSTRIALS—AEROSPACE & DEFENSE	1.0%
Saab AB, Class Ba,c		70,800	2,207,878

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
REAL ESTATE—DIVERSIFIED	0.1%
Castellum ABa		8,170	$116,160
TOTAL SWEDEN			3,814,766
SWITZERLAND	6.1%
AIRPORTS	0.2%
Flughafen Zuerich AGa		2,935	519,410
CONSUMER—NON-CYCLICAL—FOOD	1.9%
Nestle SAa,c		56,357	4,366,445
FINANCIAL	1.8%
BANKS	0.2%
Credit Suisse Group AGa		48,673	518,485
INSURANCE	1.6%
Chubb Ltd. (USD)[c]		18,500	2,418,135
Zurich Insurance Group AGa		4,500	1,113,222
			3,531,357
TOTAL FINANCIAL			4,049,842
HEALTH CARE—PHARMACEUTICALS	1.6%
Novartis AGa,c		42,300	3,491,378
INDUSTRIALS—ELECTRICAL COMPONENT & EQUIPMENT	0.6%
TE Connectivity Ltd. (USD)[e]		25,164	1,437,116
TOTAL SWITZERLAND			13,864,191
UNITED KINGDOM	7.2%
CONSUMER STAPLES—BEVERAGE	0.9%
Diageo PLC[a,c]		76,700	2,142,665
CONSUMER—CYCLICAL—SPECIALTY RETAIL	0.4%
Kingfisher PLC[a]		212,592	913,100
CONSUMER—NON-CYCLICAL—HOUSEHOLD PRODUCTS	0.7%
Reckitt Benckiser Group PLC[a,c]		16,883	1,692,885
ELECTRIC—REGULATED ELECTRIC	0.5%
National Grid PLC[a]		76,924	1,131,192
ENERGY—OIL & GAS	1.2%
BP PLC[a,c]		446,016	2,610,760

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
FINANCIAL	1.5%
BANKS	1.1%
Barclays PLC[a,c]		596,700	$1,109,793
Lloyds Banking Group PLC[a]		1,875,000	1,358,042
			2,467,835
INSURANCE	0.4%
Beazley PLC[a]		208,471	1,013,530
TOTAL FINANCIAL			3,481,365
HEALTH CARE—PHARMACEUTICALS	1.0%
GlaxoSmithKline PLC[a,c]		102,586	2,203,033
REAL ESTATE	0.7%
DIVERSIFIED	0.3%
Hammerson PLC[a]		75,381	542,938
LondonMetric Property PLC[a]		87,041	174,095
			717,033
INDUSTRIALS	0.2%
Segro PLC[a]		73,709	408,557
RESIDENTIAL	0.1%
UNITE Group PLC/The[a]		15,417	127,537
SELF STORAGE	0.1%
Big Yellow Group PLC[a]		31,011	322,916
TOTAL REAL ESTATE			1,576,043
WATER	0.3%
United Utilities Group PLC[a]		47,848	663,188
TOTAL UNITED KINGDOM			16,414,231
UNITED STATES	62.5%
COMMUNICATIONS	2.4%
TELECOMMUNICATION	1.4%
Verizon Communications[c]		55,694	3,109,953
TOWERS	1.0%
American Tower Corp.[e]		10,287	1,168,706
Crown Castle International Corp.[e]		11,658	1,182,471
			2,351,177
TOTAL COMMUNICATIONS			5,461,130

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
CONSUMER—CYCLICAL	8.1%
APPAREL	1.2%
Hanesbrands[c,e]		83,669	$2,102,602
NIKE, Class B		9,600	529,920
			2,632,522
AUTOMOBILES	0.9%
Ford Motor Co.[e]		162,200	2,038,854
HOME BUILDERS	0.5%
D.R. Horton[e]		34,600	1,089,208
MEDIA	2.3%
The Walt Disney Co.[c]		32,293	3,158,901
Time Warner[c]		29,700	2,184,138
			5,343,039
RESTAURANT	0.9%
Starbucks Corp.[c]		35,545	2,030,331
RETAIL	0.7%
Ross Stores[e]		28,300	1,604,327
SPECIALTY RETAIL	1.6%
Bed Bath & Beyond[c]		36,100	1,560,242
Home Depot/The[c]		16,200	2,068,578
			3,628,820
TOTAL CONSUMER—CYCLICAL			18,367,101
CONSUMER—NON-CYCLICAL	5.9%
AGRICULTURE	1.4%
Altria Group[e]		48,330	3,332,837
COSMETICS/PERSONAL CARE	1.4%
Procter & Gamble Co/The[e]		36,809	3,116,618
FOOD PRODUCTS	1.2%
Tyson Foods, Class Ac		40,300	2,691,637
RETAIL	1.9%
Costco Wholesale Corp.[c]		6,804	1,068,500
CVS Caremark Corp.[c]		33,138	3,172,632
			4,241,132
TOTAL CONSUMER—NON-CYCLICAL			13,382,224

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
DIVERSIFIED	0.2%
Macquarie Infrastructure Co. LLC[e]		5,614	$415,717
ELECTRIC	1.5%
INTEGRATED ELECTRIC	0.4%
NextEra Energy		4,484	584,714
Pattern Energy Group[e]		17,885	410,818
			995,532
REGULATED ELECTRIC	1.1%
CMS Energy Corp.[e]		18,501	848,456
Edison International		8,234	639,535
PG&E Corp.		3,737	238,869
WEC Energy Group		9,633	629,035
			2,355,895
TOTAL ELECTRIC			3,351,427
ENERGY	3.8%
OIL & GAS	2.9%
Anadarko Petroleum Corp.[e]		29,237	1,556,870
ConocoPhillips[c]		23,712	1,033,843
Exxon Mobil Corp.[c]		18,547	1,738,596
Marathon Petroleum Corp.[c,e]		60,700	2,304,172
			6,633,481
OIL & GAS SERVICES	0.9%
Baker Hughes[e]		45,900	2,071,467
TOTAL ENERGY			8,704,948
FINANCIAL	8.6%
BANKS	3.7%
Bank of America Corp.[c,e]		108,300	1,437,141
Fifth Third Bancorp		28,600	503,074
Huntington Bancshares[c]		177,900	1,590,426
PNC Financial Services Group[c]		27,260	2,218,691
Wells Fargo & Co.[c,e]		55,387	2,621,467
			8,370,799
CREDIT CARD	0.8%
Discover Financial Services[c]		32,100	1,720,239

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES	2.8%
Ameriprise Financial[c]		18,000	$1,617,300
BlackRock[c]		6,419	2,198,700
JPMorgan Chase & Co.[c]		42,253	2,625,601
			6,441,601
INSURANCE	1.3%
Allstate Corp./The[e]		24,073	1,683,906
Assurant[e]		12,100	1,044,351
MGIC Investment Corp.[b,e]		56,410	335,640
			3,063,897
TOTAL FINANCIAL			19,596,536
GAS DISTRIBUTION	0.8%
Atmos Energy Corp.[e]		10,577	860,122
Sempra Energy		8,428	960,960
			1,821,082
HEALTH CARE	7.8%
BIOTECHNOLOGY	1.3%
Amgen[c]		9,262	1,409,214
Gilead Sciences		17,691	1,475,783
			2,884,997
HEALTH CARE EQUIPMENT & SUPPLIES	1.2%
Zimmer Holdings[c]		23,530	2,832,541
HEALTH CARE PROVIDERS & SERVICES	1.6%
Aetna[c,e]		8,668	1,058,623
Cigna Corp.[c]		20,584	2,634,546
			3,693,169
HEALTHCARE PRODUCTS	3.0%
Johnson & Johnson[c]		28,500	3,457,050
Patterson Cos.[e]		23,536	1,127,139
Thermo Fisher Scientific[c]		14,289	2,111,343
			6,695,532
PHARMACEUTICALS	0.7%
Pfizer		45,740	1,610,505
TOTAL HEALTH CARE			17,716,744

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
INDUSTRIALS	4.8%
AEROSPACE & DEFENSE	1.4%
General Dynamics Corp.[c]		23,500	$3,272,140
AIR FREIGHT & COURIERS	1.0%
FedEx Corp.[c]		14,600	2,215,988
COMMERCIAL SERVICES & SUPPLIES	0.6%
Equifax		10,242	1,315,073
DIVERSIFIED MANUFACTURING	1.1%
Honeywell International[c]		20,600	2,396,192
ROAD & RAIL	0.7%
CSX Corp.		62,400	1,627,392
TOTAL INDUSTRIALS			10,826,785
MATERIALS	1.6%
CHEMICALS	1.2%
Ecolab		9,800	1,162,280
PPG Industries[e]		14,600	1,520,590
			2,682,870
METALS & MINING	0.4%
Steel Dynamics		42,400	1,038,800
TOTAL MATERIALS			3,721,670
PIPELINES	1.5%
PIPELINES—C-CORP	1.0%
Kinder Morgan[c]		39,947	747,808
SemGroup Corp., Class A		6,400	208,384
Spectra Energy Corp.		11,038	404,322
Targa Resources Corp.		10,141	427,341
Williams Cos. (The)[e]		19,825	428,815
			2,216,670

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
PIPELINES—MLP	0.5%
Buckeye Partners LPe		6,351	$446,666
Enterprise Products Partners LP		15,145	443,143
Rice Midstream Partners LP		10,500	214,515
			1,104,324
TOTAL PIPELINES			3,320,994
RAILWAYS	0.2%
Union Pacific Corp.[e]		4,574	399,082
REAL ESTATE	5.7%
HEALTH CARE	0.7%
HCP[e]		27,550	974,719
Healthcare Trust of America, Class A		5,153	166,648
Omega Healthcare Investors[e]		15,773	535,493
			1,676,860
HOTEL	0.2%
Hilton Worldwide Holdings[c]		17,049	384,114
Sunstone Hotel Investors[e]		7,739	93,410
			477,524
INDUSTRIALS	0.1%
Prologis		5,510	270,210
NET LEASE	0.3%
Gaming and Leisure Properties		8,776	302,596
Spirit Realty Capital		32,724	417,886
			720,482
OFFICE	0.9%
Alexandria Real Estate Equities[e]		3,127	323,707
Cousins Properties[e]		29,114	302,785
Douglas Emmett		8,763	311,262
Empire State Realty Trust, Class Ae		17,124	325,185
Kilroy Realty Corp.		8,590	569,431
SL Green Realty Corp.[e]		2,085	221,990
			2,054,360

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
RESIDENTIAL	1.5%
APARTMENT	1.1%
American Homes 4 Rent, Class A		12,348	$252,887
Apartment Investment & Management Co.[e]		17,144	757,079
Education Realty Trust[e]		4,452	205,415
Essex Property Trust		3,119	711,413
UDR		15,544	573,885
			2,500,679
MANUFACTURED HOME	0.4%
Equity Lifestyle Properties[e]		3,550	284,177
Sun Communities[e]		7,028	538,626
			822,803
TOTAL RESIDENTIAL			3,323,482
SELF STORAGE	0.2%
Extra Space Storage		3,618	334,810
SHOPPING CENTERS	1.2%
COMMUNITY CENTER	0.5%
Brixmor Property Group[e]		13,521	357,766
DDR Corp.		5,217	94,636
Ramco-Gershenson Properties Trust		14,115	276,795
Tanger Factory Outlet Centers[e]		10,794	433,703
			1,162,900
REGIONAL MALL	0.7%
Simon Property Group[e]		7,551	1,637,812
TOTAL SHOPPING CENTERS			2,800,712
SPECIALTY	0.6%
Digital Realty Trust[e]		5,276	575,031
DuPont Fabros Technology[e]		8,428	400,667
QTS Realty Trust, Class Ae		4,715	263,946
			1,239,644
TOTAL REAL ESTATE			12,898,084

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
TECHNOLOGY	9.2%
COMPUTERS	3.9%
Apple[c]		53,300	$5,095,480
Cadence Design Systems[b,c]		71,500	1,737,450
Western Digital Corp.		43,867	2,073,154
			8,906,084
INTERNET SERVICE PROVIDER	2.5%
Alphabet, Class Ab,c		7,939	5,585,325
SERVICES	0.4%
Visa, Class A		13,892	1,030,369
SOFTWARE	0.5%
Microsoft Corp.		21,246	1,087,158
TELECOMMUNICATION EQUIPMENT	1.9%
Cisco Systems[c,e]		74,600	2,140,274
QUALCOMM[c]		40,198	2,153,407
			4,293,681
TOTAL TECHNOLOGY			20,902,617
WATER	0.4%
American Water Works Co.[e]		9,472	800,479
TOTAL UNITED STATES			141,686,620
TOTAL COMMON STOCK (Identified cost—$230,689,854)			258,866,532
CLOSED-END FUNDS—UNITED STATES	2.7%
COVERED CALL	0.5%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		22,219	328,397
Eaton Vance Tax-Managed Diversified Equity Income Fund[e]		30,801	320,638
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund[e]		11,038	114,685
Eaton Vance Tax-Managed Global Diversified Equity Income Fund[e]		35,001	299,609
			1,063,329

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
EQUITY TAX—ADVANTAGED	0.6%
Eaton Vance Tax-Advantaged Dividend Income Fund[e]		22,395	$450,811
Eaton Vance Tax-Advantaged Global Dividend Income Fund[e]		7,974	114,746
Gabelli Dividend & Income Trust[e]		18,429	352,547
John Hancock Tax-Advantaged Dividend Income Fund[c]		13,452	335,224
			1,253,328
GLOBAL HYBRID (GROWTH & INCOME)	0.0%
Clough Global Opportunities Fund[e]		8,639	80,602
INVESTMENT GRADE	0.1%
PIMCO Corporate and Income Opportunity Fund[e]		6,649	93,684
MASTER LIMITED PARTNERSHIPS	0.2%
First Trust Energy Income and Growth Fund[e]		11,744	299,237
Kayne Anderson MLP Investment Company[e]		6,585	134,005
			433,242
MULTI-SECTOR	0.4%
AllianzGI Convertible & Income Fund[e]		26,962	165,816
PIMCO Dynamic Credit Income Fund		13,520	258,638
PIMCO Dynamic Income Fund[e]		5,383	148,409
PIMCO Income Opportunity Fund[e]		8,618	198,214
PIMCO Income Strategy Fund IIe		24,501	225,409
			996,486
MUNICIPAL	0.2%
BlackRock MuniHoldings Investment Quality Fund[e]		10,524	169,647
Eaton Vance Municipal Bond Fund[e]		11,739	166,342
PIMCO Municipal Income Fund IIe		9,689	135,258
			471,247
PREFERRED	0.1%
Nuveen Preferred Income Opportunities Fund[e]		29,696	297,554
REAL ESTATE	0.1%
CBRE Clarion Global Real Estate Income Fund[e]		16,968	139,647
Nuveen Real Estate Income Fund[e]		14,369	172,428
			312,075

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
SENIOR LOAN	0.1%
Nuveen Credit Strategies Income Fund[e]		30,932	$249,930
U.S. GENERAL EQUITY	0.4%
Consumer Discretionary Select Sector SPDR Fund[e]		2,384	186,071
Gabelli Equity Trust[e]		32,372	177,722
SPDR S&P 500 ETF Trust[e]		1,518	318,067
Vanguard S&P 500 ETF Trust[e]		889	170,884
			852,744
TOTAL CLOSED-END FUNDS (Identified cost—$6,137,735)			6,104,221
PREFERRED SECURITIES—$25 PAR VALUE—UNITED STATES	9.7%
BANKS	3.5%
Bank of America Corp., 6.20%, Series CC		59,695	1,566,994
Bank of America Corp., 6.00%, Series EEe		40,000	1,041,600
Bank of America Corp., 6.50%, Series Yc		60,000	1,627,200
Citigroup, 6.875%, Series K		40,000	1,138,000
Huntington Bancshares, 6.25%, Series De		25,600	689,920
JPMorgan Chase & Co., 6.15%, Series BBe		30,000	802,500
Wells Fargo & Co., 5.85%[e]		40,000	1,103,600
			7,969,814
ELECTRIC	1.7%
INTEGRATED ELECTRIC	0.5%
Integrys Holdings, 6.00%, due 8/1/73[e]		35,750	967,484
REGULATED ELECTRIC	1.2%
DTE Energy Co., 5.375%, due 6/1/76, Series Be		42,375	1,102,598
Southern Co./The, 6.25%, due 10/15/75[e]		60,000	1,672,800
			2,775,398
TOTAL ELECTRIC			3,742,882
FINANCIAL	0.5%
Charles Schwab Corp./The, 5.95%, Series De		41,000	1,100,440
INDUSTRIALS—CHEMICALS	0.5%
CHS, 7.10%, Series IIe		35,984	1,047,134

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
INSURANCE—MULTI-LINE	0.8%
Allstate Corp./The, 5.10%, due 1/15/53[e]		30,000	$807,900
PartnerRe Ltd., 7.25%, Series H		34,664	1,044,426
			1,852,326
REAL ESTATE—DIVERSIFIED	0.8%
Colony Financial, 8.50%, Series Ae		29,928	763,164
VEREIT, 6.70%, Series Fe		45,000	1,165,500
			1,928,664
TECHNOLOGY—SOFTWARE	0.9%
eBay, 6.00%, due 2/1/56		80,000	2,125,600
UTILITIES	1.0%
NextEra Energy Capital Holdings, 5.25%, due 6/1/76, Series K		38,525	989,707
SCE Trust V, 5.45%, Series Ke		40,916	1,168,152
			2,157,859
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$20,542,928)			21,924,719
PREFERRED SECURITIES—CAPITAL SECURITIES	5.0%
AUSTRALIA	1.0%
BANKS—FOREIGN	0.2%
Australia & New Zealand Banking Group Ltd./ United Kingdom, 6.75%, 144A (USD)[d]		400,000	413,699
INSURANCE-FOREIGN	0.8%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)		1,755,000	1,880,043
TOTAL AUSTRALIA			2,293,742
FRANCE	0.2%
BANKS—FOREIGN
Credit Agricole SA, 8.125%, 144A (USD)[d]		400,000	399,317

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
JAPAN	0.2%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (USD)[d]		200,000	$219,450
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (USD)[d]		300,000	316,734
TOTAL JAPAN			536,184
SWITZERLAND	0.8%
BANKS—FOREIGN	0.4%
UBS Group AG, 6.875% (USD)		800,000	785,000
INSURANCE—REINSURANCE—FOREIGN	0.4%
Aquarius + Investments PLC, 8.25% (USD)		910,000	966,069
TOTAL SWITZERLAND			1,751,069
UNITED KINGDOM	1.1%
BANKS—FOREIGN
Lloyds Banking Group PLC, 7.50% (USD)		1,000,000	980,000
Royal Bank of Scotland Group PLC, 8.00% (USD)		1,650,000	1,542,750
			2,522,750
UNITED STATES	1.7%
BANKS	1.3%
Bank of America Corp., 6.50%, Series Z		2,037,000	2,171,951
Citigroup, 6.25%, Series T		670,000	689,263
			2,861,214
INSURANCE—LIFE/HEALTH INSURANCE	0.4%
Prudential Financial, 5.625%, due 6/15/43		1,000,000	1,044,070
TOTAL UNITED STATES			3,905,284
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$11,190,980)			11,408,346

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.14%[f]		400,000	$400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$400,000)			400,000
TOTAL INVESTMENTS (Identified cost—$268,961,497)	131.7%		298,703,818
WRITTEN OPTION CONTRACTS	(1.3)		(3,033,800)
LIABILITIES IN EXCESS OF OTHER ASSETS	(30.4)		(68,913,755)
NET ASSETS (Equivalent to $9.80 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$226,756,263
		Number of Contracts
WRITTEN OPTION CONTRACTS—UNITED STATES	(1.3)%
S&P 500 Index, Call, USD Strike Price 2,070, expires 7/15/16		788	$(3,033,800)
TOTAL WRITTEN OPTION CONTRACTS (Premiums received—$2,827,834)			$(3,033,800)

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Glossary of Portfolio Abbreviations

ETF  Exchange-Traded Fund

GBP  Great British Pound

HKD  Hong Kong Dollar

MLP  Master Limited Partnership

REIT  Real Estate Investment Trust

SPDR  Standard & Poor's Depositary Receipt

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 41.0% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

b  Non-income producing security.

c  All or a portion of the security is pledged as collateral in connection with the Fund's revolving credit agreement. $145,517,853 in aggregate has been pledged as collateral.

d  Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

e  All or a portion of the security is pledged as collateral in connection with written option contracts. $42,069,884 in aggregate has been pledged as collateral.

f  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2016 (Unaudited)

Sector Summary	% of Managed Assets
Financial (Common)	12.5
Technology (Common)	10.5
Health Care (Common)	10.3
Real Estate (Common)	9.2
Industrials (Common)	8.7
Consumer—Cyclical (Common)	7.0
Consumer—Non-Cyclical (Common)	6.6
Energy (Common)	5.3
Banks (Preferred)	3.7
Other	3.2
Communications (Common)	2.5
Materials (Common)	2.1
Pipelines (Common)	2.1
Electric (Common)	1.8
Consumer Staples (Common)	1.6
Insurance (Preferred)	1.5
Telecommunication Services (Common)	1.4
Banks—Foreign (Preferred)	1.4
Electric (Preferred)	1.3
Consumer Discretionary (Common)	1.2
Gas Distribution (Common)	1.1
Toll Roads (Common)	0.8
Utilities (Preferred)	0.7
Technology (Preferred)	0.7
Real Estate (Preferred)	0.7
Insurance-Foreign (Preferred)	0.6
Water (Common)	0.5
Automotive (Common)	0.5
Diversified (Common)	0.5
100.0

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$268,961,497)	$298,703,818
Cash	419,269
Foreign currency, at value (Identified cost—$297,688)	296,743
Receivable for:
Investment securities sold	5,561,228
Dividends and interest	862,031
Other assets	15,269
Total Assets	305,858,358
LIABILITIES:
Written option contracts, at value (Premiums received—$2,827,834)	3,033,800
Payable for:
Revolving credit agreement	69,800,000
Investment securities purchased	5,472,926
Dividends declared	305,192
Investment management fees	245,537
Interest expense	69,763
Administration fees	19,643
Directors' fees	327
Other liabilities	154,907
Total Liabilities	79,102,095
NET ASSETS	$226,756,263
NET ASSETS consist of:
Paid-in capital	$271,802,724
Dividends in excess of net investment income	(7,816,054)
Accumulated net realized loss	(66,749,085)
Net unrealized appreciation	29,518,678
$226,756,263
NET ASSET VALUE PER SHARE:
($226,756,263 ÷ 23,142,068 shares outstanding)	$9.80
MARKET PRICE PER SHARE	$8.72
MARKET PRICE DISCOUNT TO NET ASSET VALUE PER SHARE	(11.02)%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividend income (net of $226,980 of foreign withholding tax)	$4,578,807
Interest income (net of $631 of foreign withholding tax)	466,442
Total Investment Income	5,045,249
Expenses:
Investment management fees	1,476,068
Interest expense	418,222
Administration fees	153,066
Professional fees	57,704
Shareholder reporting expenses	31,294
Custodian fees and expenses	15,476
Transfer agent fees and expenses	11,363
Directors' fees and expenses	9,992
Line of credit fees	7,608
Miscellaneous	8,633
Total Expenses	2,189,426
Net Investment Income	2,855,823
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,127,500)
Written option contracts	(2,048,492)
Foreign currency transactions	82,384
Net realized loss	(7,093,608)
Net change in unrealized appreciation (depreciation) on:
Investments	2,564,593
Written option contracts	286,313
Foreign currency translations	(1,616)
Net change in unrealized appreciation (depreciation)	2,849,290
Net realized and unrealized gain (loss)	(4,244,318)
Net Decrease in Net Assets Resulting from Operations	$(1,388,495)

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
Change in Net Assets:
From Operations:
Net investment income	$2,855,823	$3,923,876
Net realized gain (loss)	(7,093,608)	17,981,120
Net change in unrealized appreciation (depreciation)	2,849,290	(27,225,248)
Net decrease in net assets resulting from operations	(1,388,495)	(5,320,252)
Dividends and Distributions to Shareholders from:
Net investment income	(10,645,351)	(22,454,297)
Return of capital	—	(3,454,326)
Total dividends and distributions to shareholders	(10,645,351)	(25,908,623)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	—	445,142
Total decrease in net assets	(12,033,846)	(30,783,733)
Net Assets:
Beginning of period	238,790,109	269,573,842
End of period[a]	$226,756,263	$238,790,109

a  Includes dividends in excess of net investment income of $7,816,054 and $26,526, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2016 (Unaudited)

Decrease in Cash:
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(1,388,495)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(112,495,007)
Net purchases, sales and maturities of short-term investments	1,434,872
Net amortization of premium investments	23,808
Proceeds from sales and maturities of long-term investments	119,182,945
Net increase in dividends and interest receivable and other assets	(75,079)
Net decrease in interest expense payable, accrued expenses and other liabilities	(15,010)
Increase in premiums received from written option contracts	100,063
Net change in unrealized appreciation on written option contracts	(286,313)
Net change in unrealized appreciation on investments	(2,564,593)
Net realized loss on investments	5,127,500
Cash provided by operating activities	9,044,691
Cash Flows from Financing Activities:
Dividends and distributions paid	(10,720,978)
Decrease in cash	(1,676,287)
Cash at beginning of period (including foreign currency)	2,392,299
Cash at end of period (including foreign currency)	$716,012

Supplemental Disclosure of Cash Flow Information:

During the six months ended June 30, 2016, interest paid was $411,546.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.32	$11.67	$12.31	$11.33	$10.67	$11.96
Income (loss) from investment operations:
Net investment income	0.12 [a]	0.17 [a]	0.22 [a]	0.21 [a]	0.26	0.33
Net realized and unrealized gain (loss)	(0.18)	(0.40)	0.26	1.89 [b]	1.52	(0.50)
Total from investment operations	(0.06)	(0.23)	0.48	2.10	1.78	(0.17)
Less dividends and distributions to shareholders from:
Net investment income	(0.46)	(0.97)	(0.94)	(0.70)	(0.28)	(0.30)
Return of capital	—	(0.15)	(0.18)	(0.42)	(0.84)	(0.82)
Total dividends and distributions to shareholders	(0.46)	(1.12)	(1.12)	(1.12)	(1.12)	(1.12)
Anti-dilutive effect from the issuance of reinvested shares	—	0.00 [c]	0.00 [c]	—	—	—
Anti-dilutive effect from the repurchase of shares	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	(0.52)	(1.35)	(0.64)	0.98	0.66	(1.29)
Net asset value, end of period	$9.80	$10.32	$11.67	$12.31	$11.33	$10.67
Market value, end of period	$8.72	$9.46	$11.74	$11.34	$10.32	$9.30
Total net asset value return[d]	0.00%[e,f]	–1.70%	3.81%	20.09%	17.80%	–0.38%
Total market value return[d]	–2.93%[f]	–10.43%	13.36%	21.46%	23.10%	–7.36%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$226.8	$238.8	$269.6	$283.5	$260.9	$245.7
Ratio of expenses to average daily net assets[g]	1.94%[h]	1.79%	1.72%	1.81%	1.91%	2.01%
Ratio of expenses to average daily net assets (excluding interest expense)[g]	1.57%[h]	1.54%	1.50%	1.57%	1.61%	1.65%
Ratio of net investment income to average daily net assets[g]	2.53%[h]	1.48%	1.75%	1.78%	2.26%	2.46%
Ratio of expenses to average daily managed assets[g,i]	1.48%[h]	1.42%	1.38%	1.44%	1.50%	1.56%
Portfolio turnover rate	40%[f]	77%	77%	81%	44%	56%
Revolving Credit Agreement
Asset coverage ratio for revolving credit agreement	425%	442%	486%	506%	474%	452%
Asset coverage per $1,000 for revolving credit agreement	$4,249	$4,421	$4,862	$5,062	$4,737	$4,521

a  Calculation based on average shares outstanding.

b  Includes gains resulting from class action litigation payments on securities owned in prior years. Without these gains, the net realized and unrealized gains (losses) on investments per share would have been $1.88 and the total return on a net asset value basis would have been 20.05%.

c  Amount is less than $0.005.

d  Total net asset value return measures the change in net asset value per share over the period indicated. Total market value return is computed based upon the Fund's NYSE market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

e  Amount is less than 0.005%.

f  Not annualized.

g  Does not include expenses incurred by the closed-end funds in which the Fund invests.

h  Annualized.

i  Average daily managed assets represent net assets plus the outstanding balance of the revolving credit agreement.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Income Builder, Inc. (the Fund) was incorporated under the laws of the State of Maryland on April 10, 2007 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified closed-end management investment company. The Fund's investment objective is total return with an emphasis on high current income.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealer when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2016, there were $82,380,161 of securities transferred from Level 1 to Level 2, which resulted from the Fund utilizing foreign equity pricing procedures as of June 30, 2016.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Canada	$9,466,713	$9,466,713	$—	$—
Ireland	4,429,859	4,429,859	—	—
Mexico	839,121	839,121	—	—
Netherlands	1,288,729	945,134	343,595	—
Singapore	4,943,268	4,669,148	274,120	—
Switzerland	13,864,191	3,855,251	10,008,940	—
Unites States	141,686,620	141,686,620	—	—
Other Countries	82,348,031	—	82,348,031	—
Closed End Funds	6,104,221	6,104,221	—	—
Preferred Securities— $25 Par Value	21,924,719	20,957,235	967,484	—

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities— Capital Securities	$11,408,346	$—	$11,408,346	$—
Short-Term Investments	400,000	—	400,000	—
Total Investments[a]	$298,703,818	$192,953,302	$105,750,516	$—
Written option contracts	$(3,033,800)	$(3,033,800)	$—	$—
Total Depreciation in Other Financial Instruments[a]	$(3,033,800)	$(3,033,800)	$—	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from U.S. Real Estate Investment Trusts (REITs) and Closed-End Funds (CEFs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs, CEFs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and CEFs and actual amounts may differ from the estimated amounts. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts.

Options: The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts. At December 31, 2015, the Fund did not have any forward foreign currency exchange contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund in accordance with the Fund's Reinvestment Plan, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2016, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from return of capital upon the final determination of the Fund's taxable income after December 31, 2016, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2016, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Management Fees, Administration Fees and Other Transactions with Affiliates

Investment Management Fees: The investment manager serves as the Fund's investment manager pursuant to an investment management agreement (the investment management agreement). Under the terms of the investment management agreement, the investment manager provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment manager receives a fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are equal to the net assets plus the amount of any borrowings, used for leverage, outstanding.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Under subadvisory agreements between the investment manager and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment manager, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreements, the investment manager (not the Fund) pays the subadvisors. The investment manager allocates 50% of the investment management fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily managed assets managed by the investment manager and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily managed assets of the Fund. For the six months ended June 30, 2016, the Fund incurred $118,085 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment manager. The Fund does not pay compensation to directors and officers affiliated with the investment manager except for the Chief Compliance Officer, who received compensation from the investment manager, which was reimbursed by the Fund, in the amount of $1,874 for the six months ended June 30, 2016.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2016, totaled $117,814,061 and $124,268,467, respectively.

Transactions in written option contracts during the six months ended June 30, 2016, were as follows:

	Number of Contracts	Premiums
Written option contracts outstanding at December 31, 2015	825	$2,727,771
Option contracts written	6,172	18,690,919
Option contracts expired	(1,719)	(4,723,552)
Option contracts terminated in closing transactions	(1,650)	(4,722,289)
Option contracts exercised	(2,840)	(9,145,015)
Written option contracts outstanding at June 30, 2016	788	$2,827,834

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2016 and the effect of derivatives held during the six months ended June 30, 2016, along with the respective location in the financial statements. The volume of activity for written option contracts for the six months ended June 30, 2016 is summarized in Note 3.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Written option contracts[a]	—	$—	Written option contracts	$3,033,800

a  Option contracts executed with Goldman Sachs & Co. are not subject to a master netting arrangement or another similar arrangement.

Statement of Operations
Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation
Equity Risk:
Written option contracts	Net Realized and Unrealized Gain (Loss)	$(2,048,492)	$286,313

At June 30, 2016, the Fund's derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Equity Risk:
Written option contracts	$—	$192,500

The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund, if any, as of June 30, 2016:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged[a]	Net Amount of Derivative Liabilities[b]
Morgan Stanley & Co., Inc.	$192,500	$—	$(192,500)	$—

a  In some instances, the actual collateral pledged may be more than amount shown.

b  Net amount represents the net payable due to the counterparty in the event of default.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of June 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$268,961,497
Gross unrealized appreciation	$43,450,598
Gross unrealized depreciation	(13,708,277)
Net unrealized appreciation	$29,742,321

As of December 31, 2015, the Fund had a net capital loss carryforward of $56,987,544, which may be used to offset future capital gains. These losses are comprised of short-term capital loss carryovers, of which $50,426,907 will expire on December 31, 2017 and $6,560,637 will expire on December 31, 2018. In addition, the Fund incurred short-term capital losses of $2,240,248 and net ordinary losses of $25,470 after October 31, 2015, that it has elected to treat as arising in the following fiscal year.

Note 6. Capital Stock

The Fund is authorized to issue 250 million shares of common stock at a par value of $0.001 per share.

During the six months ended June 30, 2016 and the year ended December 31, 2015, the Fund issued 0 and 37,501 shares, respectively, of common stock for the reinvestment of dividends of, $0 and $445,142, respectively.

On December 8, 2015, the Board of Directors approved the continuation of the delegation of its authority to management to effect repurchases, pursuant to management's discretion and subject to market conditions and investment considerations, of up to 10% of the Fund's common shares outstanding (Share Repurchase Program) as of January 1, 2016, through the fiscal year ended December 31, 2016.

During the six months ended June 30, 2016 and the year ended December 31, 2015, the Fund did not effect any repurchases.

Note 7. Borrowings

The Fund has entered into an $80,000,000 secured, committed revolving credit agreement (credit agreement) with State Street Bank and Trust Company (State Street). The credit agreement has a 360 day rolling term that resets daily. The Fund pays a monthly financing charge which is calculated based on a LIBOR based or Federal Funds based rate. The Fund also pays a 0.15% per annum fee based on the unused portion of the credit agreement. The Fund is required to segregate portfolio securities as collateral in an amount up to two times the loan balance outstanding (or more depending on the terms of the credit agreement) and has granted a security interest in the securities segregated to, and in favor of, State Street as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, necessitating the sale of portfolio securities at potentially inopportune times.

As of June 30, 2016, the Fund had outstanding borrowings of $69,800,000. During the six months ended June 30, 2016, the Fund borrowed an average daily balance of $69,800,000 at a weighted average borrowing cost of 1.2%.

Note 8. Other Risks

Common Stock Risk: While common stock has historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks, that is stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation, can react differently from growth stocks. These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund's investments in foreign securities will be subject to foreign currency risk, which means that the Fund's NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund's foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, over-the-counter (OTC) trading risk and tracking risk. The use of derivatives can lead to losses

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company's capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Real Estate Market Risk: The Fund may invest significantly in companies engaged in the real estate industry and may be susceptible to adverse economic or regulatory occurrences affecting that sector. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Options Risk: Gains on options transactions depend on the Advisor's ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

Leverage Risk: The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The net asset value of the Fund's shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for the shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2016 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

PROXY RESULTS (Unaudited)

Cohen & Steers Global Income Builder, Inc. shareholders voted on the following proposals at the annual meeting held on April 28, 2016. The description of each proposal and number of shares voted are as follows:

Common Shares

	Shares Voted For	Authority Withheld
To elect Directors:
Joseph M. Harvey	19,548,478.804	752,673.076
Gerald J. Maginnis	19,504,687.169	796,464.711
Richard J. Norman	19,483,405.198	817,746.682
Frank K. Ross	19,532,902.388	768,249.492

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

AVERAGE ANNUAL TOTAL RETURNS

(Periods ended June 30, 2016) (Unaudited)

Based on Net Asset Value			Based on Market Value
One Year	Five Years	Since Inception (7/27/07)	One Year	Five Years	Since Inception (7/27/07)
–5.36%	6.37%	3.71%	–14.46%	5.50%	1.83%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage from utilization of borrowings under a credit agreement and/or from the issuance of preferred shares. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund's returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund's dividend reinvestment plan.

REINVESTMENT PLAN

We urge shareholders who want to take advantage of this plan and whose shares are held in 'Street Name' to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's net investment company taxable income and realized gains are a return of capital distributed from the Fund's assets. To the extent this occurs, the Fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund's total assets

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Notice is hereby given in accordance with Rule 23c-1 under the 1940 Act that the Fund may purchase, from time to time, shares of its common stock in the open market.

APPROVAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment management and subadvisory agreements (the Management Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Management Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 7, 2016 and at a meeting of the full Board of Directors held in person on June 15, 2016, the Management Agreements were discussed and were unanimously continued for a term ending June 30, 2017 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Management Agreements, the Board of Directors reviewed materials provided by the Fund's investment manager (the Investment Manager) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Manager; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment management personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Manager throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Manager and the Subadvisors: The Board of Directors reviewed the services that the Investment Manager and the sub-investment advisors (the Subadvisors), provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Manager, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Manager and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Manager's and Subadvisors' personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Manager's and Subadvisors' ability to attract qualified and experienced personnel, including the leadership changes to the large cap value investment team, effective August 1, 2013. The Board of Directors also considered the administrative services provided by the Investment Manager, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

the nature, extent and quality of services provided by the Investment Manager and the Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Manager and Subadvisors: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and a relevant benchmark and blended benchmark. The Board of Directors considered that the Fund outperformed the Peer Funds' medians for the three- and five-year periods ended March 31, 2016, ranking second and first out of four funds, respectively. The Board of Directors also considered that the Fund underperformed the Peer Funds' median for the one-year period ranking fourth out of four funds. The Board of Directors also considered that the Fund underperformed the blended benchmark for the one-, three- and five-year periods ended March 31, 2016. The Board of Directors engaged in discussions with the Investment Manager regarding the contributors to and detractors from the Fund's performance during the periods, as well as the impact of leverage on the Fund's performance. The Board of Directors also considered supplemental information provided by the Investment Manager, including a narrative summary of various factors affecting performance, and the Investment Manager's and the Subadvisors' performance in managing other global funds. The Board of Directors then determined that the Fund's performance, in light of all considerations noted above, supported the continuation of the Management Agreements but determined to continue to closely monitor the Fund's performance and requested that the Investment Advisor provide detailed quarterly updates for this purpose.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager from the relationship with the Fund: The Board of Directors considered the advisory fees and administrative fees payable by the Fund, as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors considered the Fund's actual management fees and total expense ratios at common asset levels compared to the Peer Funds' medians, noting that the Fund's expenses were the highest in the group in both expense categories. The Board of Directors also considered the Fund's actual management fee and contractual management fee at managed asset levels and noted that both represented the Peer Funds' median. The Board of Directors noted that the Fund's total expense ratios at managed asset levels represented the Peer Funds' medians. The Board of Directors also noted that the Fund was the only leveraged fund of the Peer Funds and, as a result, will not fare as well in the expense comparison at common asset levels, as a greater amount of leverage will result in higher common asset expense levels. The Board of Directors then considered the administrative services provided by the Investment Manager, including compliance and accounting services. In light of the considerations above, the Board of Directors concluded that the Fund's current expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Fund. The Board of Directors considered the level of the Investment Manager's profits and whether the profits were reasonable for the Investment Manager. Since the Subadvisors are paid by the Investment Manager for investment services provided to the Fund and not by the Fund and are affiliates of the Investment Manager, the Board of Directors considered the profitability of the Investment Manager as a whole and did not consider the Subadvisors' separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Manager in connection with the Management Agreements,

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Manager receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Manager under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Manager from its relationship with the Fund were reasonable and consistent with the Investment Manager's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered that, as a closed-end fund, the Fund would not be expected to have inflows of capital that might produce increasing economies of scale. The Board of Directors determined that, given the Fund's closed-end structure, there were not significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment management contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Management Agreements to those under other investment management contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Management Agreements to those under the Investment Manager's other management agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Manager in developing and managing the Fund that the Investment Manager does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Management Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Management Agreements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Yigal D. Jhirad
Vice President

Richard E. Helm
Vice President

William F. Scapell
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Manager

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Computershare
480 Washington Boulevard
Jersey City, NJ 07310
(866) 227-0757

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

New York Stock Exchange Symbol: INB

Website: cohenandsteers.com

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

GLOBAL INCOME BUILDER

280 PARK AVENUE

NEW YORK, NY 10017

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INBSAR

Semiannual Report June 30, 2016

Cohen & Steers Global Income Builder

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:  September 8, 2016